RELATED PARTY TRANSACTIONS - Schedule of outstanding transactions with related parties (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current payables | ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 21.9	$ 17.9
Current receivables | ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	21.0	7.6
Right-of-use asset / Lease liability | Entity controlled by a member of the board of directors of Amer Sports, Inc.
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 2.9	$ 0.7